Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [Abstract]
Movements by Class of Provision [text block table]

Movements by Class of Provisions

in € m.	Operational Risk	Civil Litigation	Regulatory Enforcement	Re- structuring	Other	Total[1]
Balance as of January 1, 2018	275	1,115	897	696	889	3,873
Changes in the group of consolidated companies	0	0	0	1	(2)	(2)
New provisions	27	334	125	427	765	1,677
Amounts used	54	673	364	344	862	2,296
Unused amounts reversed	41	160	206	185	364	956
Effects from exchange rate fluctuations/Unwind of discount	5	42	41	(1)	(1)	87
Transfers	2	25	6	(9)	9	33
Balance as of December 31, 2018	215	684	499	585	433	2,416
Changes in the group of consolidated companies	(0)	0	0	(0)	(2)	(2)
New provisions	43	533	74	603	593	1,846
Amounts used	22	591	34	395	546	1,589
Unused amounts reversed	116	128	3	125	87	459
Effects from exchange rate fluctuations/Unwind of discount	(0)	8	9	(10)	2	8
Transfers	(0)	39	(1)	27	(9)	56
Balance as of December 31, 2019	119	544	543	684	384	2,276

[1]For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 19 "Allowance for Credit Losses", in which allowances for credit related off-balance sheet positions are disclosed.